Organization and nature of business (Details Narrative) - USD ($) $ in Millions	1 Months Ended		6 Months Ended
	Jul. 23, 2024	Jul. 28, 2015	Mar. 31, 2025	Nov. 04, 2024	Oct. 31, 2024	Jul. 13, 2022
Farmmi Canada
Noncontrolling Interest, Ownership Percentage by Parent						100.00%
Farmmi International Limited
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Hong Kong Co Farmmi Enterprise Member
Percentage of Ownership		100.00%
Zhejiang Farmmi Ecological Agriculture Technology Co.,
Percentage of Ownership			100.00%
Lishui Farmmi E-Commerce Co., Ltd
Percentage of Ownership			100.00%
Jiangxi Xiangbo Agriculture and Forestry Development Co. Ltd
Percentage of Ownership			100.00%
Zhejiang Farmmi Healthcare Technology Co., Ltd
Percentage of Ownership			100.00%
Farmmi Health Development
Noncontrolling Interest, Ownership Percentage by Parent			5.00%
Zhejiang Suyuan Agricultural
Noncontrolling Interest, Ownership Percentage by Parent				95.00%
Farmmi E-Commerce
Noncontrolling Interest, Ownership Percentage by Parent				5.00%
Farmmi Healthcare
Noncontrolling Interest, Ownership Percentage by Parent			95.00%
Guoning Zhonghao
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Yitang Mediservice
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
SuppChains
Noncontrolling Interest, Ownership Percentage by Parent					100.00%
Supp Chains Group Inc
Percentage of Ownership	75.00%
Farmmi and Subsidiaries Member
Percentage of Ownership			100.00%
Total cash consideration			$ 275.4
Noncontrolling Interest, Ownership Percentage by Parent			100.00%